Quarterly Report
August 31, 2019
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.0%
CACI International, Inc., “A” (a)	9,441	$2,098,640
Curtiss-Wright Corp.	2,388	292,864
FLIR Systems, Inc.	8,556	421,554
Leidos Holdings, Inc.	63,249	5,525,433
Spirit AeroSystems Holdings, Inc., “A”	4,441	357,945
		$8,696,436
Alcoholic Beverages – 1.1%
Molson Coors Brewing Co.	61,523	$3,159,821
Apparel Manufacturers – 1.4%
Deckers Outdoor Corp. (a)	9,205	$1,357,277
Skechers USA, Inc., “A” (a)	88,146	2,790,703
		$4,147,980
Automotive – 1.2%
Goodyear Tire & Rubber Co.	25,240	$289,503
Lear Corp.	27,953	3,138,004
		$3,427,507
Biotechnology – 1.4%
Incyte Corp. (a)	47,661	$3,899,623
Broadcasting – 0.5%
Sinclair Broadcast Group, Inc.	31,867	$1,420,312
Brokerage & Asset Managers – 1.4%
E*TRADE Financial Corp.	51,777	$2,161,172
Invesco Ltd.	121,051	1,900,501
		$4,061,673
Business Services – 4.0%
DXC Technology Co.	62,984	$2,092,329
Fidelity National Information Services, Inc.	16,709	2,276,100
Fiserv, Inc. (a)	16,103	1,722,055
FleetCor Technologies, Inc. (a)	18,461	5,508,762
		$11,599,246
Cable TV – 1.4%
Altice USA, Inc., “A” (a)	135,967	$3,926,727
Chemicals – 2.3%
CF Industries Holdings, Inc.	39,590	$1,907,842
Eastman Chemical Co.	56,507	3,693,863
Huntsman Corp.	53,745	1,070,600
		$6,672,305
Computer Software – 7.0%
Alteryx, Inc. (a)	13,934	$1,984,898
Cadence Design Systems, Inc. (a)	47,987	3,286,150
Okta, Inc. (a)	37,976	4,803,964
Paylocity Holding Corp. (a)	5,492	599,836
RingCentral, Inc. (a)	28,723	4,053,677
VeriSign, Inc. (a)	22,331	4,552,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zscaler, Inc. (a)	15,521	$1,066,914
		$20,347,613
Computer Software - Systems – 4.0%
NCR Corp. (a)	75,078	$2,365,708
ServiceNow, Inc. (a)	16,935	4,434,260
Tech Data Corp. (a)	5,685	527,170
Western Digital Corp.	46,525	2,664,487
Workday, Inc. (a)	8,243	1,461,319
		$11,452,944
Construction – 2.6%
Masco Corp.	42,122	$1,715,629
Pulte Homes, Inc.	82,774	2,797,761
Toll Brothers, Inc.	80,906	2,927,988
		$7,441,378
Consumer Services – 1.4%
Planet Fitness, Inc. (a)	57,192	$4,038,327
Electrical Equipment – 2.1%
AMETEK, Inc.	15,364	$1,320,228
HD Supply Holdings, Inc. (a)	57,399	2,233,395
WESCO International, Inc. (a)	57,582	2,595,797
		$6,149,420
Electronics – 2.0%
Analog Devices, Inc.	3,295	$361,890
Cirrus Logic, Inc. (a)	29,147	1,563,445
Lam Research Corp.	14,984	3,154,282
Maxim Integrated Products, Inc.	7,381	402,559
Silicon Laboratories, Inc. (a)	3,459	377,031
		$5,859,207
Energy - Independent – 1.6%
Marathon Petroleum Corp.	66,900	$3,292,149
Noble Energy, Inc.	52,729	1,190,621
		$4,482,770
Food & Beverages – 2.8%
Ingredion, Inc.	9,307	$719,152
J.M. Smucker Co.	36,279	3,815,100
Tyson Foods, Inc., “A”	39,390	3,664,845
		$8,199,097
Furniture & Appliances – 0.4%
Whirlpool Corp.	9,059	$1,260,016
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	29,059	$3,663,178
Health Maintenance Organizations – 1.1%
Molina Healthcare, Inc. (a)	25,042	$3,262,472
Insurance – 5.2%
Ameriprise Financial, Inc.	6,057	$781,232
Everest Re Group Ltd.	16,960	4,000,525
Hartford Financial Services Group, Inc.	70,134	4,087,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Lincoln National Corp.	57,418	$3,036,264
Loews Corp.	24,281	1,167,188
Principal Financial Group, Inc.	16,633	885,208
Reinsurance Group of America, Inc.	7,904	1,216,979
		$15,174,805
Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	39,093	$3,662,232
Machinery & Tools – 5.5%
AGCO Corp.	61,172	$4,228,209
Allison Transmission Holdings, Inc.	71,057	3,157,062
Cummins, Inc.	3,234	482,739
Ingersoll-Rand Co. PLC, “A”	11,784	1,426,925
Regal Beloit Corp.	49,499	3,509,479
Roper Technologies, Inc.	3,374	1,237,448
Timken Co.	36,924	1,483,606
United Rentals, Inc. (a)	4,041	454,855
		$15,980,323
Medical & Health Technology & Services – 5.7%
AmerisourceBergen Corp.	31,139	$2,561,805
Chemed Corp.	5,034	2,161,751
IDEXX Laboratories, Inc. (a)	17,128	4,962,667
McKesson Corp.	27,967	3,866,997
Universal Health Services, Inc.	20,569	2,973,866
		$16,527,086
Medical Equipment – 1.7%
Edwards Lifesciences Corp. (a)	4,387	$973,212
PerkinElmer, Inc.	41,211	3,408,150
STERIS PLC	4,360	673,184
		$5,054,546
Natural Gas - Pipeline – 0.5%
Equitrans Midstream Corp.	99,068	$1,336,427
Network & Telecom – 0.9%
Juniper Networks, Inc.	106,918	$2,476,221
Oil Services – 0.3%
Baker Hughes, Inc.	16,246	$352,376
Patterson-UTI Energy, Inc.	65,184	563,841
		$916,217
Other Banks & Diversified Financials – 6.2%
Bank OZK	128,492	$3,315,094
Cathay General Bancorp, Inc.	46,713	1,550,404
Discover Financial Services	17,679	1,413,790
East West Bancorp, Inc.	87,523	3,599,821
Navient Corp.	33,560	427,554
Northern Trust Corp.	31,949	2,809,275
Synchrony Financial	111,558	3,575,434
Wintrust Financial Corp.	21,602	1,357,254
		$18,048,626

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.5%
Elanco Animal Health, Inc. (a)	22,417	$583,290
United Therapeutics Corp. (a)	5,357	442,274
Zoetis, Inc.	26,842	3,393,366
		$4,418,930
Railroad & Shipping – 1.5%
Kansas City Southern Co.	35,299	$4,440,614
Real Estate – 9.6%
Americold Realty Trust, REIT	44,746	$1,629,649
Brixmor Property Group, Inc., REIT	207,532	3,824,815
EPR Properties, REIT	55,415	4,336,224
Medical Properties Trust, Inc., REIT	217,590	4,044,998
National Retail Properties, Inc., REIT	32,083	1,801,461
Omega Healthcare Investors, Inc., REIT	45,799	1,863,103
OUTFRONT Media, Inc., REIT	115,700	3,179,436
STAG Industrial, Inc., REIT	76,416	2,222,177
STORE Capital Corp., REIT	129,907	4,905,288
		$27,807,151
Restaurants – 3.9%
Chipotle Mexican Grill, Inc., “A” (a)	4,368	$3,662,219
Darden Restaurants, Inc.	32,008	3,872,328
U.S. Foods Holding Corp. (a)	91,007	3,681,233
		$11,215,780
Specialty Chemicals – 0.8%
Univar, Inc. (a)	115,525	$2,235,409
Specialty Stores – 2.5%
AutoZone, Inc. (a)	2,340	$2,577,954
Best Buy Co., Inc.	10,335	657,823
Ross Stores, Inc.	38,772	4,110,220
		$7,345,997
Utilities - Electric Power – 8.0%
AES Corp.	234,060	$3,588,140
CenterPoint Energy, Inc.	129,799	3,594,134
Edison International	49,943	3,609,381
NRG Energy, Inc.	87,140	3,171,896
PPL Corp.	23,426	692,238
Vistra Energy Corp.	122,012	3,044,199
Xcel Energy, Inc.	85,112	5,465,893
		$23,165,881
Total Common Stocks		$286,974,297
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.17% (v)	5,963,405	$5,964,002

Other Assets, Less Liabilities – (1.2)%		(3,529,031)
Net Assets – 100.0%		$289,409,268
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,964,002 and $286,974,297, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$286,974,297	$—	$—	$286,974,297
Mutual Funds	5,964,002	—	—	5,964,002
Total	$292,938,299	$—	$—	$292,938,299
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,166,093	$12,881,075	$12,083,557	$165	$226	$5,964,002

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,559	$—